Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Royalty revenues	$ 12,041	$ 11,048
Net precious metals income	4,581	0
Australia [Member]
Statement [Line Items]
Royalty revenues	11,848	10,916
Net precious metals income	0	0
USA [Member]
Statement [Line Items]
Royalty revenues	117	16
Net precious metals income	317	0
South Africa
Statement [Line Items]
Royalty revenues	0	0
Net precious metals income	605	0
Brazil
Statement [Line Items]
Royalty revenues	76	116
Net precious metals income	1,922	0
Coted Ivoire
Statement [Line Items]
Royalty revenues	0	0
Net precious metals income	$ 1,737	$ 0